Retirement Benefit Plan - Summary of Amounts Recognized in Balance Sheet (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
United States [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Prepaid pension	$ 116.8	$ 89.0
Short-term accrued benefit liability	(0.1)	(0.1)
Long-term accrued benefit liability	(1.1)	(1.1)
Net amount recognized	115.6	87.8
Foreign [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Prepaid pension	133.6	82.5
Short-term accrued benefit liability	(0.4)	(1.3)
Long-term accrued benefit liability	(18.9)	(19.2)
Net amount recognized	$ 114.3	$ 62.0